Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended			12 Months Ended				0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Nov. 25, 2011	Jun. 23, 2011 years	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2011	Nov. 21, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Nov. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Mar. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Mar. 30, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2010 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Mar. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2010 14 1/4% Senior Secured Notes Due 2015 [Member]	Mar. 30, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 12 1/2% Senior Notes Due 2016 [Member]	Dec. 31, 2010 12 1/2% Senior Notes Due 2016 [Member]	Nov. 25, 2011 8% Senior Notes Due 2012 [Member]	Dec. 31, 2010 8% Senior Notes Due 2012 [Member]	Dec. 31, 2011 8% Senior Notes Due 2012 [Member]	Jun. 23, 2011 Letters Of Credit [Member]	Jun. 23, 2011 Previous Facility [Member]
Debt Instrument [Line Items]
Long-term debt maturities in 2012			$ 0.9			$ 0.9
Long-term debt maturities in 2013			0.3			0.3
Long-term debt maturities in 2014			186.2			186.2
Long-term debt maturities in 2015			25.5			25.5
Long-term debt maturities in 2016			150.6			150.6
Cash paid for interest						82.8	111.9	97.6
Capitalized interest expense						4.9	9.1	7.5
Aggregate principal amount redeemed															124.7						86.3			65.9
Maximum percentage that can be redeemed by company									35.00%
Charges recognized on debt instruments	4.4		3.2	45.7	31.8	(85.2)	(2.1)
Premium paid on redemptions of debt	4.3		3.0	42.2	28.2
Writing off of unamortized discounts, issuance costs and gains on redemptions	0.1		0.2	3.5	3.6
Senior secured notes										20.0		44.1		186.2		375.0	134.8		25.5	246.6
Interest rate of the debt instruments														12.75%		12.75%			14.25%	14.25%		12.50%	12.50%	8.00%	8.00%	8.00%
Maturity year of the debt instruments										2014	2014	2014	2014	2014			2015	2015	2015	2015		2016	2016	2012	2012
Maturity period (in years) of the credit facility		5
Maximum borrowing capacity under the credit agreement		150																									100	150
Letters of credit outstanding			29.8			29.8
Availability under the facility			85.8			85.8
Minimum consolidated cash and available credit facility		130
Covenant conditions of the credit facility		It also contains financial covenants requiring the company to maintain a minimum fixed charge coverage ratio and, if the company's consolidated cash plus availability under the credit facility falls below $130 million, a maximum secured leverage ratio. The credit agreement allows the company to pay dividends on its preferred stock unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement.
Aggregate debt default amount to violate covenant, minimum		$ 50